Fair Value Measurements	6 Months Ended
Sep. 30, 2026
Fair Value Disclosures [Abstract]
Fair Value Measurements
3.	Fair Value Measurements
During the six months ended September 30, 2026, the business of ORIX Bank, a former consolidated subsidiary of the Company, was classified as a discontinued operation. As a result, the amounts of fair value measurements are presented based on continuing operations, excluding the discontinued operation, for both the current and prior periods. For further information on the discontinued operations, see Note 26 “Discontinued Operations.”
The Company and its subsidiaries classify and prioritize inputs used in valuation techniques to measure fair value into the following three levels:

Level 1 —	Inputs of quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 —	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.
Level 3 —	Unobservable inputs for the assets or liabilities.
The Company and its subsidiaries differentiate between those assets and liabilities required to be carried at fair value at every reporting period (“recurring”) and those assets and liabilities that are only required to be adjusted to fair value under certain circumstances (“nonrecurring”). The Company and its subsidiaries mainly measure certain loans held for sale, available-for-sale debt securities, certain equity securities, derivatives, certain reinsurance recoverables, variable annuity and variable life insurance contracts, and certain accounts payable at fair value on a recurring basis.
The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2026 and September 30, 2026:
March 31, 2026

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥78,020	¥0	¥42,336	¥35,684
Available-for-sale debt securities:	2,360,361	7,278	2,092,438	260,645
Japanese and foreign government bond securities*2	967,937	2,150	965,787	0
Japanese prefectural and foreign municipal bond securities	239,545	0	228,963	10,582
Corporate debt securities*3	888,919	5,128	765,600	118,191
CMBS and RMBS in the Americas	105,432	0	105,432	0
Other asset-backed securities and debt securities	158,528	0	26,656	131,872
Equity securities*4*5	501,001	149,949	120,456	230,596
Derivative assets:	154,513	676	145,850	7,987
Interest rate swap agreements	26,358	0	26,358	0
Options held/written and other	17,402	16	9,399	7,987
Futures, foreign exchange contracts	69,663	660	69,003	0
Foreign currency swap agreements	41,090	0	41,090	0
Netting*6	(80,880)	—	—	—
Net derivative assets	73,633	—	—	—
Other assets:	1,163	0	0	1,163
Reinsurance recoverables*7	1,163	0	0	1,163

Total	¥3,095,058	¥157,903	¥2,401,080	¥536,075

Liabilities:
Derivative liabilities:	¥118,058	¥148	¥117,353	¥557
Interest rate swap agreements	2,289	0	2,289	0
Options held/written and other	21,543	16	20,970	557
Futures, foreign exchange contracts	94,191	132	94,059	0
Foreign currency swap agreements	12	0	12	0
Credit derivatives held/written	23	0	23	0
Netting*6	(51,256)	—	—	—
Net derivative liabilities	66,802	—	—	—
Policy liabilities and policy account balances:	138,027	0	0	138,027
Variable annuity and variable life insurance contracts*8	138,027	0	0	138,027

Accounts payable	15,683	0	0	15,683

Contingent consideration	15,683	0	0	15,683

Total	¥271,768	¥148	¥117,353	¥154,267

September 30, 2026

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥60,859	¥0	¥39,304	¥21,555
Available-for-sale debt securities:	2,333,404	17,957	2,046,468	268,979
Japanese and foreign government bond securities*2	927,586	13,248	914,338	0
Japanese prefectural and foreign municipal bond securities	272,083	0	262,911	9,172
Corporate debt securities*3	867,690	4,709	745,993	116,988
CMBS and RMBS in the Americas	105,685	0	105,685	0
Other asset-backed securities and debt securities	160,360	0	17,541	142,819
Equity securities*4*5	347,183	146,962	136,092	64,129
Derivative assets:	126,433	986	116,711	8,736
Interest rate swap agreements	28,958	0	28,958	0
Options held/written and other	34,619	53	25,830	8,736
Futures, foreign exchange contracts	35,961	933	35,028	0
Foreign currency swap agreements	26,895	0	26,895	0
Netting*6	(66,344)	—	—	—
Net derivative assets	60,089	—	—	—
Other assets:	555	0	0	555
Reinsurance recoverables*7	555	0	0	555

Total	¥2,868,434	¥165,905	¥2,338,575	¥363,954

Liabilities:
Derivative liabilities:	¥93,669	¥213	¥85,463	¥7,993
Interest rate swap agreements	1,861	0	1,861	0
Options held/written and other	38,043	4	30,046	7,993
Futures, foreign exchange contracts	47,582	209	47,373	0
Foreign currency swap agreements	6,170	0	6,170	0
Credit derivatives held/written	13	0	13	0
Netting*6	(44,894)	—	—	—
Net derivative liabilities	48,775	—	—	—
Policy liabilities and policy account balances:	145,670	0	0	145,670
Variable annuity and variable life insurance contracts*8	145,670	0	0	145,670
Accounts payable	1,574	0	0	1,574
Contingent consideration	1,574	0	0	1,574

Total	¥240,913	¥213	¥85,463	¥155,237

*1
A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income for the six months ended September 30, 2025 was a loss of ¥1,077 million from the change in the fair value of the loans. For the six months ended September 30, 2026, a loss of ¥3,152 million from the change in the fair value of the loans was included in “Financ
e
 revenues.” No gains or losses were recognized in earnings during the six months ended September 30, 2025 and 2026 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2026, were ¥ 79,364 million and ¥ 78,020 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥ 1,344 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of September 30, 2026, were ¥64,741 million and ¥60,859 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥3,882 million. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual
status as of March 31, 2026, were ¥9,858 million and ¥8,657 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥1,201 million. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual
status as of September 30, 2026, were ¥5,633 million and ¥3,975 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥1,658 million.

*2
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income was a gain of
 ¥90 million and
a
loss of ¥212 million from the change in the fair value of those investments for the six months ended September 30, 2025 and 2026, respectively. The amounts of aggregate fair value elected the fair value option were ¥3,024 million and ¥17,551 million as of March 31, 2026 and September 30, 2026, respectively.

*3
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥365 million and ¥13 million from the change in the fair value of those investments for the six months ended September 30, 2025 and 2026, respectively. The amounts of aggregate fair value elected the fair value option were ¥11,927 million and ¥9,006 million as of March 31, 2026 and September 30, 2026, respectively.

*4
Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥1,206 million and ¥964 million from the change in the fair value of those investments for the six months ended September 30, 2025 and 2026, respectively. The amounts of aggregate fair value elected the fair value option were ¥24,845 million and ¥25,231 million as of March 31, 2026 and September 30, 2026, respectively.

*5
The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥168,854 million and ¥182,674 million as of March 31, 2026 and September 30, 2026, respectively.

*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7
Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥1,163 million and ¥555 million as of March 31, 2026 and September 30, 2026, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the six months ended September 30, 2025 and 2026, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”

*8
Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥138,027 million and ¥145,670 million as of March 31, 2026 and September 30, 2026, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six months ended September 30, 2025 and 2026, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”

The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended September 30, 2025 and 2026:
Six months ended September 30, 2025

	Millions of yen
	Balance at April 1, 2025	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2025	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2025*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at September 30, 2025*2
		Included in earnings*1	Included in other comprehensive income*2	Total
Loans held for sale	¥67,794	¥(682)	¥(561)	¥(1,243)	¥63	¥0	¥(14,018)	¥0	¥52,596	¥(147)	¥(561)
Available-for-sale debt securities	201,691	3,852	2,824	6,676	114,816	(560)	(48,262)	0	274,361	4,537	319
Japanese prefectural and foreign municipal bond securities	10,878	(177)	(97)	(274)	0	0	(187)	0	10,417	(177)	(97)
Corporate debt securities	4,252	4,792	4,016	8,808	107,208	0	0	0	120,268	4,792	(2)
CMBS and RMBS in the Americas	7,082	0	(44)	(44)	0	0	0	0	7,038	0	(45)
Other asset-backed securities and debt securities	179,479	(763)	(1,051)	(1,814)	7,608	(560)	(48,075)	0	136,638	(78)	463
Equity securities	162,210	5,797	(387)	5,410	17,453	0	(2,036)	0	183,037	5,815	(384)
Investment funds	162,210	5,797	(387)	5,410	17,453	0	(2,036)	0	183,037	5,815	(384)
Derivative assets and liabilities (net)	8,165	150	(251)	(101)	0	0	0	0	8,064	150	(251)
Options held/written and other	8,165	150	(251)	(101)	0	0	0	0	8,064	150	(251)
Other asset	2,586	(1,421)	0	(1,421)	412	0	(62)	0	1,515	(1,421)	0
Reinsurance recoverables*5	2,586	(1,421)	0	(1,421)	412	0	(62)	0	1,515	(1,421)	0
Policy liabilities and policy account balances	136,257	(17,278)	264	(17,014)	0	0	(10,571)	0	142,700	(17,278)	264
Variable annuity and variable life insurance contracts*6	136,257	(17,278)	264	(17,014)	0	0	(10,571)	0	142,700	(17,278)	264
Accounts payable:	15,259	(244)	(1,190)	(1,434)	1,475	0	0	0	18,168	(244)	(1,190)
Contingent consideration	15,259	(244)	(1,190)	(1,434)	1,475	0	0	0	18,168	(244)	(1,190)

Six months ended September 30, 2026

	Millions of yen
	Balance at April 1, 2026	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2026	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2026*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at September 30, 2026*2
		Included in earnings *1	Included in other comprehensive income*2	Total
Loans held for sale	¥35,684	¥(2,505)	¥(304)	¥(2,809)	¥0	¥(43)	¥(11,277)	¥0	¥21,555	¥(2,504)	¥(304)
Available-for-sale debt securities	260,645	5,695	(7,835)	(2,140)	16,692	(5,799)	(11,295)	10,876	268,979	5,635	(7,270)
Japanese prefectural and foreign municipal bond securities	10,582	41	(574)	(533)	0	(837)	(165)	125	9,172	0	(824)
Corporate debt securities	118,191	6,083	(5,312)	771	0	(1,974)	0	0	116,988	6,053	(5,312)
Other asset-backed securities and debt securities	131,872	(429)	(1,949)	(2,378)	16,692	(2,988)	(11,130)	10,751	142,819	(418)	(1,134)
Equity securities	230,596	68,394	(880)	67,514	15,734	(247,935)	(1,780)	0	64,129	1,453	(880)
Investment funds	230,596	68,394	(880)	67,514	15,734	(247,935)	(1,780)	0	64,129	1,453	(880)
Derivative assets and liabilities (net)	7,430	(6,687)	0	(6,687)	0	0	0	0	743	(6,687)	0
Options held/written and other	7,430	(6,687)	0	(6,687)	0	0	0	0	743	(6,687)	0
Other asset	1,163	(984)	0	(984)	424	0	(48)	0	555	(984)	0
Reinsurance recoverables*5	1,163	(984)	0	(984)	424	0	(48)	0	555	(984)	0
Policy liabilities and policy account balances	138,027	(18,387)	42	(18,345)	0	0	(10,702)	0	145,670	(18,387)	42
Variable annuity and variable life insurance contracts*6	138,027	(18,387)	42	(18,345)	0	0	(10,702)	0	145,670	(18,387)	42
Accounts payable:	15,683	3,942	0	3,942	0	0	(10,167)	0	1,574	0	0
Contingent consideration	15,683	3,942	0	3,942	0	0	(10,167)	0	1,574	0	0

*1
Principally, gains and losses from
available-for-sale
debt securities are included in “Finance revenues (including interest under the amortized cost method and principal plus interest)”, “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net), and accounts payable are included in “Other (income) and expense” respectively. Gains and losses from loans held for sale were included in “Other (income) and expense” for the six months ended September 30, 2025, and in “Finance revenues” for the six months ended September 30, 2026.

*2
Unrealized gains and losses from loans held for sale are included in “Net change of foreign currency translation adjustments”, unrealized gains and losses from available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities, and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments”, unrealized gains and losses from accounts payable are included in “Net change of foreign currency translation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events. For the information about policy account balances for variable annuity and variable life insurance contracts and market risk benefits as of and for March 31, 2026 and for the six months ended September 30, 2026, see Note 18 “Long-Duration Insurance Contracts Relating to Life Insurance Operations.”

In the six months ended September 30, 2025, there were no transfers in or out of Level 3. In the six months ended September 30, 2026, foreign municipal bond securities totaling ¥125 million and other debt securities totaling ¥10,751 million were transferred from Level 2 to Level 3, since the inputs became unobservable.

The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis during the year ended March 31, 2026 and the six months ended September 30, 2026. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:
Year ended March 31, 2026

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥838	¥0	¥0	¥838
Real estate collateral-dependent loans (net of allowance for credit losses)	11,553	0	0	11,553
Investment in operating leases, property under facility operations and office facilities	11,907	0	66	11,841
Land and buildings undeveloped or under construction	2,203	0	0	2,203
Equity securities	42,417	0	42,417	0
Equity method investments	5,140	0	0	5,140

	¥74,058	¥0	¥42,483	¥31,575

Six months ended September 30, 2026

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥1,747	¥0	¥1,747	¥0
Real estate collateral-dependent loans (net of allowance for credit losses)	5,489	0	0	5,489
Investment in operating leases, property under facility operations and office facilities	8,517	0	0	8,517
Equity securities	9,789	0	9,789	0
Equity method investments	43,128	31,291	0	11,837

	¥68,670	¥31,291	¥11,536	¥25,843

The following is a description of the main valuation methodologies used for assets and liabilities measured at fair value.
Loans held for sale
Certain loans, which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held-for-sale.
The loans held for sale in the Americas are classified as Level 2, if the Company and its subsidiaries measure their fair value based on a market approach using inputs other than quoted prices that are observable for the assets such as treasury rate, swap rate and market spread. The loans held for sale in the Americas are classified as Level 3, if the Company and its subsidiaries measure their fair value based on discounted cash flow methodologies using inputs that are unobservable in the market.
Real estate collateral-dependent loans
The allowance for credit losses for large balance
non-homogeneous
loans is individually evaluated based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. According to ASC 820 (“Fair Value Measurement”), measurement for loans with deterioration in credit quality determined using a present value technique is not considered a fair value measurement. However, measurement for loans with deterioration in credit quality determined using the loan’s observable market price or the fair value of the collateral securing the collateral-dependent loans are fair value measurements and are subject to the disclosure requirements for nonrecurring fair value measurements.

The Company and its subsidiaries determine the fair value of the real estate collateral of real estate collateral-dependent loans using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The Company and its subsidiaries generally obtain a new appraisal once a fiscal year. In addition, the Company and its subsidiaries periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions, which may materially affect the fair value of the collateral. Real estate collateral-dependent loans whose fair values are estimated using appraisals of the underlying collateral based on these valuation techniques are classified as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates and cap rates as well as future cash flows estimated to be generated from real estate collateral. An increase (decrease) in the discount rate or cap rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of real estate collateral-dependent loans.
Investment in operating leases, property under facility operations, office facilities and other assets, and land and buildings undeveloped or under construction
Investment in operating leases measured at fair value is mostly real estate. The Company and its subsidiaries determine the fair value of investment in operating leases, property under facility operations, office facilities and other assets, and land and buildings undeveloped or under construction using appraisals prepared by independent third party appraisers or the Company’s own staff of qualified appraisers, and others based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flow methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The Company and its subsidiaries classified these assets as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates as well as future cash flows estimated to be generated from the assets or projects. An increase (decrease) in the discount rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of investment in operating leases and property under facility operations and land and buildings undeveloped or under construction.
Movable properties owned by a certain subsidiary are classified as Level 2, because fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets.
Available-for-sale
debt securities
If active market prices are available, fair value measurement is based on quoted active market prices and, accordingly, these securities are classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets and accordingly these securities are classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models such as discounted cash flow methodologies, appraisals, or broker quotes. Such securities are classified as Level 3, as the valuation models, appraisals, or broker quotes are based on inputs that are unobservable in the market. If fair value is based on broker quotes, the Company and its subsidiaries check the validity of received prices based on comparison to prices of other similar assets and market data such as relevant benchmark indices.
The Company and its subsidiaries classified corporate debt securities, CMBS and RMBS in the Americas and other asset-backed securities and debt securities as Level 2 if the inputs such as trading price and/or bid price are observable. The Company and its subsidiaries classified CMBS and RMBS in the Americas and other asset-backed securities and debt securities as Level 3 if the Company and subsidiaries evaluate the fair value based on the unobservable inputs. In determining whether the inputs are observable or unobservable, the Company and its subsidiaries evaluate various factors such as the lack of recent transactions, price quotations that are not based on current information or vary substantially over time or among market makers, a significant increase in implied risk premium, a wide bid-ask
spread, significant decline in new issuances, little or no public information (e.g. a principal-to-principal
market) and other factors.
The corporate debt securities include a foreign convertible bond issued by AM Green (Luxembourg) S.à.r.l and received in conjunction with the partial sale of shares in Greenko Energy Holdings. It is measured at fair value using discounted cash flow methodology to estimate the equity value as of the transaction date, then, using a pricing model based on the Monte Carlo simulation to estimate the bond’s future conversion value and discounting it to the present value, which is classified as Level 3 because such appraisals involve unobservable inputs in the market. The fair value measurement uses discount rates and projected cash flows based on the business plan including future sales prices and sales volumes of green ammonia for the discounted cash flow methodology, and uses discount rate and equity volatility for the pricing model based on the Monte Carlo simulation. Discount rates, equity volatility, and projected cash flows based on the business plan are unobservable inputs. An increase (decrease) in the discount rate and equity volatility and a decrease (increase) in projected cash flows based on the business plan would result in a decrease (increase) in the fair value of corporate debt securities.
With respect to certain CMBS and RMBS in the Americas and other asset-backed securities and debt securities, the Company and its subsidiaries classified these securities that were measured at fair value based on the observable inputs such as trading price and/or bid price as Level 2. But for those securities that lacked observable trades because they are older vintage or below investment grade securities, the Company and its subsidiaries limit the reliance on independent pricing service vendors and brokers. As a result, the Company and its subsidiaries established internally developed pricing models using valuation techniques such as discounted cash flow model using Level 3 inputs in order to estimate fair value of these debt securities and classified them as Level 3. Under the models, the Company and its subsidiaries use anticipated cash flows of the security, discounted at a risk-adjusted discount rate that incorporates our estimate of credit risk and liquidity risk that a market participant would consider. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security. An increase (decrease) in the discount rate or default rate would result in a decrease (increase) in the fair value of CMBS and RMBS in the Americas and other asset-backed securities and debt securities.

Equity securities and equity method investments
If active market prices are available, fair value measurement is based on quoted active market prices and, accordingly, these securities are classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets and accordingly these securities are classified as Level 2. In addition, certain subsidiaries measure their investments held by investment companies which are owned by the subsidiaries at fair value. These investment funds, certain equity securities and certain equity method investments are classified as Level 3, because fair value measurement is based on discounted cash flow methodologies, market multiple valuation methods, appraisals, or broker quotes. Discounted cash flow methodologies use future cash flows to be generated from investees, weighted average cost of capital (WACC) and others. Market multiple valuation methods use earnings before interest, taxes, depreciation and amortization (EBITDA) multiples based on actual and projected cash flows, comparable peer companies, and comparable precedent transactions and others. Furthermore, certain subsidiaries elected the fair value option for investments in some funds. These investment funds for which the fair value option is elected are classified as Level 3, because the subsidiaries measure their fair value using discounted cash flow methodologies, discounting to net asset value based on inputs that are unobservable in the market, appraisals, or broker quotes.
Derivatives
For exchange-traded derivatives, fair value is based on quoted market prices, and accordingly, classified as Level 1. For non-exchange
traded derivatives, fair value is based on commonly used models and discounted cash flow methodologies. If the inputs used for these measurements including yield curves and volatilities, are observable, the Company and its subsidiaries classify it as Level 2. If the inputs are not observable, the Company and its subsidiaries classify it as Level 3. These unobservable inputs contain discount rates. An increase (decrease) in the discount rate would result in a decrease (increase) in the fair value of derivatives.
Reinsurance recoverables
Certain subsidiaries have elected the fair value option for certain reinsurance contracts related to variable annuity and variable life insurance contracts to partially offset the changes in fair value recognized in earnings of the policy liabilities and policy account balances attributable to the changes in the minimum guarantee risks of the variable annuity and variable life insurance contracts. These reinsurance contracts for which the fair value option is elected are classified as Level 3 because the subsidiaries measure their fair value using discounted cash flow methodologies based on inputs that are unobservable in the market.
Variable annuity and variable life insurance contracts
A certain subsidiary has elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match earnings recognized for changes in fair value of policy liabilities and policy account balances with the earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and changes in fair value of reinsurance contracts. The changes in fair value of the variable annuity and variable life insurance contracts are linked to the fair value of the investment in securities managed on behalf of variable annuity and variable life policyholders. These securities consist mainly of equity securities traded in the market. In addition, variable annuity and variable life insurance contracts are exposed to the minimum guarantee risk, and the subsidiary adjusts the fair value of the underlying investments by incorporating changes in fair value of the minimum guarantee risk in the evaluation of the fair value of the entire variable annuity and variable life insurance contracts. The variable annuity and variable life insurance contracts for which the fair value option is elected are classified as Level 3 because the subsidiary measures the fair value using discounted cash flow methodologies based on inputs that are unobservable in the market.
Accounts payable (Contingent consideration)
A certain subsidiary records a part of consideration for acquiring noncontrolling interests of its subsidiary as accounts payable (contingent consideration), and it is classified as Level 3 because fair value measurement is based on discounted cash flow methodologies.

Information about Level 3 Fair Value Measurements
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2026 and September 30, 2026.

	March 31, 2026
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Loans held for sale	¥35,684	Discounted cash flows	Discount rate	6.1% – 9.9% (7.9%)
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	6,381	Discounted cash flows	Discount rate	3.6% – 9.8% (8.0%)
	4,201	Appraisals/Broker quotes	—	—
Corporate debt securities	115,931	Discounted cash flows	Discount rate	7.0% (7.0%)
			Equity Volatility	50.0% (50.0%)
	1,944	Appraisals/Broker quotes	—	—
	316	Discounted cash flows	Discount rate	2.4% (2.4%)
Other asset-backed securities and debt securities	27,094	Discounted cash flows	Discount rate	0.4% – 51.2% (6.8%)
	104,778	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	203,796	Market multiples	EV/Last twelve months EBITDA multiple	3.4x-9.0x (7.7x)
			EV/Next twelve months EBITDA multiple	3.2x-8.0x (5.1x)
	22,000	Appraisals/Broker quotes	—	—
	4,800	Discounted cash flows	Discount rate	11.0% – 11.5% (11.2%)
Derivative assets:
Options held/written and other	7,611	Discounted cash flows	Discount rate	12.0% – 33.0% (14.9%)
	376	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	1,163	Discounted cash flows	Discount rate	1.1% – 3.5% (2.0%)
			Mortality rate	0.0% – 100.0% (2.8%)
			Lapse rate	1.5% – 14.0% (4.5%)
			Annuitization rate (guaranteed minimum annuity benefit)	100.0% (100.0%)

Total	¥536,075

Liabilities:
Derivative liabilities:
Options held/written and other	¥557	Discounted cash flows	Discount rate	12.0% – 33.0% (14.9%)
Policy liabilities and policy account balances:
Variable annuity and variable life insurance contracts	138,027	Discounted cash flows	Discount rate	1.1% – 3.5% (2.0%)
			Mortality rate	0.0% – 100.0% (2.3%)
			Lapse rate	1.5% – 30.0% (5.6%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (64.4%)

Accounts payable:
Contingent consideration	14,084	Discounted cash flows	EV/Terminal EBITDA multiple	15.0x (15.0x)
	1,599	Discounted cash flows	Discount rate	4.8% – 5.0% (4.9%)
			EBTDA Volatility	35.0% (35.0%)

Total	¥154,267

	September 30, 2026
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Loans held for sale	¥21,555	Discounted cash flows	Discount rate	7.6% – 9.6% (8.2%)
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	4,913	Discounted cash flows	Discount rate	5.8% – 9.8% (8.4%)
	4,259	Appraisals/Broker quotes	—	—
Corporate debt securities	116,662	Discounted cash flows	Discount rate	8.0% (8.0%)
			Equity Volatility	50.0% (50.0%)
	326	Discounted cash flows	Discount rate	3.1% (3.1%)
Other asset-backed securities and debt securities	36,511	Discounted cash flows	Discount rate	0.4% – 51.2% (6.5%)
	106,308	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	34,798	Market multiples	EV/Last twelve months EBITDA multiple	3.5x-10.5x (8.0x)
			EV/Next twelve months EBITDA multiple	3.3x-8.9x (4.0x)
	23,689	Appraisals/Broker quotes	—	—
	5,642	Discounted cash flows	Discount rate	11.0% – 11.5% (11.3%)
Derivative assets:
Options held/written and other	8,365	Discounted cash flows	Discount rate	12.0% – 33.0% (14.8%)
	371	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	555	Discounted cash flows	Discount rate	1.5% – 4.5% (2.7%)
			Mortality rate	0.0% – 100.0% (2.8%)
			Lapse rate	1.5%– 14.0% (4.4%)
			Annuitization rate (guaranteed minimum annuity benefit)	100.0% (100.0%)

Total	¥363,954

Liabilities:
Derivative liabilities:
Options held/written and other	¥7,993	Discounted cash flows	Discount rate	12.0% – 33.0% (14.8%)
Policy liabilities and policy account balances:
Variable annuity and variable life insurance contracts	145,670	Discounted cash flows	Discount rate	1.5% – 4.5% (2.7%)
			Mortality rate	0.0% – 100.0% (2.3%)
			Lapse rate	1.5% – 30.0% (5.5%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (61.3%)
Accounts payable:
Contingent consideration	1,574	Discounted cash flows	Discount rate	4.8% – 5.0% (4.9%)
			EBTDA Volatility	35.0% (35.0%)

Total	¥155,237

The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during the year ended March 31, 2026 and the six months ended September 30, 2026.

	March 31, 2026
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Loans held for sale	¥838	Appraisals/Broker quotes	—	—
Real estate collateral-dependent loans (net of allowance for credit losses)	11,553	Appraisals/Broker quotes	—	—
Investment in operating leases, property under facility operations and office facilities	6,283	Discounted cash flows	Discount rate	0.0% – 5.3% (5.2%)
	5,558	Appraisals/Broker quotes	—	—
Land and buildings undeveloped or under construction	2,203	Discounted cash flows	Discount rate	3.9% (3.9%)
Equity method investments	844	Direct capitalization	Capitalization rate	7.5% (7.5%)
	2,681	Market multiples	EV/EBITDA multiple	6.8x – 7.8x (6.9x)
	1,615	Appraisals/Broker quotes	—	—

	¥31,575

	September 30, 2026
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥5,489	Appraisals/Broker quotes	—	—
Investment in operating leases, property under facility operations and office facilities	8,517	Appraisals/Broker quotes	—	—
Equity method investments	11,837	Appraisals/Broker quotes	—	—

	¥25,843

The Company and its subsidiaries generally use discounted cash flow methodologies or similar internally developed models to determine the fair value of Level 3 assets and liabilities. Use of these techniques requires determination of relevant inputs and assumptions, some of which represent significant unobservable inputs as indicated in the preceding table. Accordingly, changes in these unobservable inputs may have a significant impact on the fair value.
Certain of these unobservable inputs will have a directionally consistent impact on the fair value of the asset or liability for a given change in that input. Alternatively, the fair value of the asset or liability may move in an opposite direction for a given change in another input. Where multiple inputs are used within the valuation technique of an asset or liability, a change in one input in a certain direction may be offset by an opposite change in another input having a potentially muted impact to the overall fair value of that particular asset or liability. Additionally, a change in one unobservable input may result in a change to another unobservable input (that is, changes in certain inputs are interrelated to one another), which may counteract or magnify the fair value impact.
Unobservable inputs are weighted by the relative fair value of the asset or liability.
For more analysis of the uncertainty of each input, see the description of the main valuation methodologies used for assets and liabilities measured at fair value.